Related Party Transactions (Details) (USD $) In Thousands, except Share data, unless otherwise specified				12 Months Ended		1 Months Ended
	Dec. 31, 2012	Jan. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 TS, Inc. [Member]	Dec. 31, 2011 TS, Inc. [Member]	Jan. 31, 2012 Mr. Krasnow [Member]	Jan. 31, 2012 Peter H. Kamin Revocable Trust [Member]	Jan. 31, 2012 Family Office Investors LLC [Member]	Jan. 31, 2012 Warren Garden [Member]
Related Party Transaction [Line Items]
Common units issued						129,333	646,667	25,867	19,400
Common units, price per share		$ 7.732
Payment amount on special cash distribution units			$ 277	$ 300	$ 300
Special cash distribution, units issued				3,000,000
Principal amount of promissory note	$ 1,205		$ 263